CAPITAL MANAGEMENT AND FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2023
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Capital management

	At December 31	At December 31
(in thousands)	2023	2022

Net cash and investments:
Cash and cash equivalents (note 4)	$131,054	$50,915
Equity instrument investments (note 7)	10,517	8,109
Investments-uranium (note 7)	276,815	162,536
Investments-convertible debentures (note 7)	15,565	—
Debt obligations-current (note 15)	(213)	(216)
Net cash and investments	$433,738	$221,344

Credit risk

	At December 31	At December 31
(in thousands)	2023	2022

Cash and cash equivalents	$131,054	$50,915
Trade and other receivables	1,913	4,143
Restricted cash and investments	11,231	11,105
Investments-convertible debentures	15,565	—
	$159,763	$66,163

Maturities of financial liabilities

	Within 1	1 to 5
(in thousands)	Year	Years

Accounts payable and accrued liabilities (note 11)	$10,822	$—
Debt obligations (note 15)	213	204
	$11,035	$204

Currency risk

	Dec. 31'2023	Sensitivity
	Foreign	Foreign	Change in
	Exchange	Exchange	net income
(in thousands except foreign exchange rates)	Rate	Rate	(loss)

Currency risk
CAD weakens	1.3226	1.1903	$30,081
CAD strengthens	1.3226	1.4549	$(30,081)

Price risk

Absolute change	Base	10% increase	10% decrease

Equity price	$0.40	0.44	0.36
Convertible debentures fair value (in thousands)	$15,565	16,307	14,562

Fair value of financial assets and financial liabilities

	Financial	Fair	December 31,	December 31,
	Instrument	Value	2023	2022
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category B		$131,054	$50,915
Trade and other receivables	Category B		1,913	4,143
Investments
Equity instruments-shares	Category A	Level 1	10,390	8,022
Equity instruments-warrants	Category A	Level 2	127	87
Convertible Debentures	Category A	Level 3	15,565	—
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category B		3,259	3,133
Credit facility pledged assets	Category B		7,972	7,972
			$170,280	$74,272

Financial Liabilities:
Account payable and accrued liabilities	Category C		10,822	10,299
Debt obligations	Category C		417	576
			$11,239	$10,875
(1)	Financial instrument designations are as follows: Category A=Financial assets and liabilities at fair value through profit and loss; Category B=Financial assets at amortized cost; and Category C=Financial liabilities at amortized cost.

Interest rate risk
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Sensitivity analysis

below illustrates the impact of interest rate risk on the convertible debt instruments held by the Company at December 31, 2023:

Absolute change	Base	1% increase	1% decrease

Credit spread	20%	21%	19%
Convertible debentures fair value (in thousands)	$15,565	15,339	15,801